Share-Based Compensation	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Share-Based Compensation [Abstract]
Share-Based Compensation

12.Share-Based Compensation

On October 24, 2014, we appointed Tom Y. Lee, CPA, to the Board of Directors, or Board. In accordance with the Company’s non-employee director compensation program, the Board granted Mr. Lee restricted stock units for 200,000 shares of the Company’s Common Stock (“RSUs”). The agreement for the RSUs is the same as the RSU agreement form entered into with other non-employee Company directors. The RSUs vest as follows: fifty percent (50%) of the shares of Common Stock vest on the earlier of (i) the date of the Company’s Annual Meeting of Stockholders in 2016 or January 15, 2016 and (ii) the remaining fifty percent (50%) of the shares of Common Stock vest on the earlier of the date of the annual meeting in 2017 or January 15, 2017. None of the RSUs granted to Mr. Lee were granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.

During the three months ended October 31, 2014, 307,500 RSUs vested based on service conditions that were satisfied during the period.  Of the 4,717,500 RSUs outstanding we currently expect 3,657,500 to vest.  As of October 31, 2014, there was $3,852,000 of unrecognized non-cash compensation cost related to RSUs we expect to vest, which will be recognized over a weighted average period of 1.34 years.

As of October 31, 2014, there was $127,000 of unrecognized non-cash compensation cost related to unvested stock options, which will be recognized over a weighted average period of 2.12 years. No options were granted during the three months ended October 31, 2014 and 2013.

For the three months ended October 31, 2014 and 2013, share-based compensation expense for outstanding RSUs and stock options was $503,000 and $89,000 respectively.

9. Share-Based Compensation

Stock Options

We recognize compensation expense for stock option awards on a straight-line basis over the applicable service period of the award. The service period is generally the vesting period, with the exception of options granted subject to a consulting agreement, whereby the option vesting period and the service period defined pursuant to the terms of the consulting agreement may be different. Stock options issued to consultants are revalued quarterly until fully vested, with any change in fair value expensed. The following weighted-average assumptions were used to calculate share based compensation for the years ended July 31, 2014 and 2013:

	For the years ended July 31,
	2014	2013
Volatility	108.00%	134.80%
Risk-free interest rate	0.45%	85.00%
Dividend yield	0.0%	0.0%
Expected life	2.32 years	5.06 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The expected life of our options is determined following the guidance of Staff Accounting Bulletin No. 107 and Staff Accounting Bulletin No. 110. We follow the simplified method to determine the expected term of options issued to employees and directors. Under the simplified method, the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term. The expected term for options issued to consultants is the contractual term. We periodically evaluate our historical data as a basis for determining the expected terms of such options.

Stock-based compensation expense is based on awards ultimately expected to vest, and therefore is reduced by expected forfeitures.

Total stock option expense recognized during the fiscal year ended July 31, 2014 and 2013, was $80,000 and $701,000, respectively.

As of July 31, 2014, there was $142,000 of unrecognized non-cash compensation cost related to unvested options, which will be recognized over a weighted average period of 2.38 years.

Restricted Stock Units

During the fiscal year ended July 31, 2014, the Board of Directors authorized the issuance of 5,100,000 Restricted Stock Units (“RSUs”) to our directors and officers. Each RSU represents the right to receive one share of common stock, issuable at the time the RSU vests, as set forth in the Restricted Stock Unit Agreement. The breakdown is as follows:

•

Chairman RSU Award: We granted Mr. Pfanzelter an award consisting of two million eight hundred thousand (2,800,000) RSUs. The RSUs vest 25% on February 15, 2014, 25% on February 15, 2015 and 50% on February 15, 2016.

•

Henry R. Lambert RSU Award: We granted Mr. Lambert an award consisting of five hundred thousand (500,000) RSUs. The RSUs vest 60% on September 10, 2014 and the vesting of the remaining 40% depends on the achievement of certain quarterly sales goals over a two year period. If the sales goals are not achieved, 40% of the award will be forfeited.

•	Peter C. Wulff RSU Award: We granted Mr. Wulff an award consisting of one million (1,000,000) RSUs. The RSUs vest 25% on March 15, 2014, 25% on March 15, 2015 and 50% on March 15, 2016.
•

Director RSU Awards: We granted Messrs. Cohee, Culver,  Otis and Dr. Theno, awards consisting of two hundred thousand (200,000) RSUs, respectively. The RSUs vest (i) 50% on the earlier of the date of the annual meeting in 2015 or January 15, 2015 and (ii) 50% on the earlier of the date of the annual meeting in 2016 or January 15, 2016.

None of the RSUs granted to our directors and officers were granted pursuant to any compensatory, bonus, or similar plan maintained or otherwise sponsored by the Company.

On April 9, 2014, Mr. Culver resigned from our board of directors. As a result, Mr. Culver’s 200,000 RSU award was forfeited and $59,000 of pre-vest expense associated with the RSU award was reversed.

During the fiscal year ended July 31, 2014, we issued 1,130,000 RSUs to key employees. The RSUs vest based on performance and service conditions. If the performance conditions are not met or expected to be met, no compensation cost will be recognized on the underlying RSUs. In addition, if the performance conditions are not achieved, then the corresponding RSUs will be forfeited.

During the fiscal year ended July 31, 2014, 1,205,000 restricted stock units vested, based on performance and service conditions, which were satisfied during the year. Of the RSUs awarded during the fiscal year ended July 31, 2014 that remain outstanding as of year end, we currently expect 3,765,000 to vest.

Total expense recognized for RSU’s granted during the fiscal year ended July 31, 2014 was $2,878,000.  No RSU’s were outstanding during the prior year; however, we did recognize $19,000 of expense related to restricted stock.

As of July 31, 2014, there was $4,059,000 of unrecognized non-cash compensation cost related to the RSUs, which will be recognized over a weighted average period of 1.47 years